As filed with the Securities and Exchange Commission on November 13, 2024

Securities Act File No. 333-237048

Investment Company Act File No. 811-23556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22	☒

(Check appropriate box or boxes.)

DATUM ONE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (866) 494-4270

Name and Address of Agent for Service of Process	With copies to:
Barbara J. Nelligan The Northern Trust Company 50 S. LaSalle Street Chicago, Illinois 60603	Jessica Reece Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

Preliminary Prospectus dated November 13, 2024

DATUM ONE SERIES TRUST

PROSPECTUS

[ ], 2024

Stewart Investors Worldwide Leaders Fund

Select Shares ([TICKER])

Stewart Investors Global Emerging Markets Leaders Fund

Select Shares ([TICKER])

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION ABOUT THE FUND

Stewart Investors Worldwide Leaders Fund

Select Shares ([TICKER])

Investment Objective

The Stewart Investors Worldwide Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees (Fees paid directly from your investment)

Select Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Select Shares
Management Fee	[	]%
Distribution (Rule 12b-1) Fees	None
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements(1)	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

(1)

First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses [to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies)] exceed [ ]% of the average daily net assets of the Fund through [    ], 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year			Three Years
Select Shares	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a worldwide, diversified portfolio of equity or equity-related securities. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.

The portfolio manager utilizes a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.

Assessment of Quality

The portfolio manager assesses a company’s quality with reference to the company’s management, the franchise, and the company’s financials. The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.

Assessment of Sustainability

The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.

Positive social outcomes include, but are not limited to, health and well-being, physical infrastructure, economic welfare, and opportunity and empowerment.

Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.

Position on harmful and controversial products and services

The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund investing in companies directly involved in harmful or controversial products, services or practices. On rare occasions, some companies held by the Fund may have indirect, or immaterial, exposure to such products, services or practices.

Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development. Where the portfolio manager chooses to maintain a position in a company that generates over 5% of its revenue from such products or services, it shall disclose via its website its rationale for doing so.

Principal Risks

By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Management Risk. The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

Market and Regulatory Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign. Securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.

Management of the Fund

Investment Adviser

First Sentier Investors (US) LLC is the Fund’s investment adviser (“Adviser”).

Investment Sub-Adviser

First Sentier Investors (Australia) IM Ltd is the Fund’s investment sub-adviser.

Portfolio Manager

Sashi Reddy

Lead Portfolio Manager

Length of Service: Since 2024 (inception)

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by writing to us at:

Standard

[Stewart Investors Funds]

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Overnight

[Stewart Investors Funds]

c/o The Northern Trust Company

333 S Wabash,

Attn: Funds Center Floor 38

Chicago, IL 60604

or by calling us at [ ](toll free) or [ ].

Purchase Minimums

Minimum Initial Investment:

Select Shares - $1,000,000

Minimum Additional Investment: [No Minimum]

The Fund reserves the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Adviser and the Adviser’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Stewart Investors Global Emerging Markets Leaders Fund

Select Shares ([TICKER])

Investment Objective

The Stewart Investors Global Emerging Markets Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees (Fees paid directly from your investment)

Select Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Select Shares
Management Fee	[	]%
Distribution (Rule 12b-1) Fees	None
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements(1)	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

(1)

First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed [ ]% of the average daily net assets of the Fund through [    ], 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year			Three Years
Select Shares	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a diversified portfolio of equity or equity-related securities of large and mid-capitalization companies that are incorporated or listed in emerging markets, or companies listed on developed market exchanges whose activities predominantly (i.e. at least 50%) take place in emerging markets. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.

The portfolio manager utilizes a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.

Assessment of Quality

The portfolio manager assesses a company’s quality with reference to the company’s management, the franchise, and the company’s financials. The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.

Assessment of Sustainability

The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.

Positive social outcomes include, but are not limited to, health and well-being, physical infrastructure, economic welfare, and opportunity and empowerment.

Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.

Position on harmful and controversial products and services

The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund investing in companies directly involved in harmful or controversial products, services or practices. On rare occasions, some companies held by the Fund may have indirect, or immaterial, exposure to such products, services or practices.

Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development. Where the portfolio manager chooses to maintain a position in a company that generates over 5% of its revenue from such products or services, it shall disclose via its website its rationale for doing so.

Principal Risks

By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Management Risk. The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (UK) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

Market and Regulatory Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes. Investing in securities of Chinese issuers, including by investing in China A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Medium-Sized Companies Risk. Stocks of medium sized companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Fund to decline.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.

Management of the Fund

Investment Adviser

First Sentier Investors (US) LLC is the Fund’s investment adviser (“Adviser”).

Investment Sub-Adviser

First Sentier Investors (UK) IM Limited is the Fund’s investment sub-adviser.

Portfolio managers

Jack Nelson

Lead Portfolio Manager

Length of Service: Since 2024 (inception)

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by writing to us at:

Standard

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Overnight

Stewart Investors Funds

c/o The Northern Trust Company

333 S Wabash,

Attn: Funds Center Floor 38

Chicago, IL 60604

or by calling us at [ ](toll free) or [ ].

Purchase Minimums

Minimum Initial Investment:

Select Shares - $1,000,000

Minimum Additional Investment: [No Minimum]

The Fund reserves the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Adviser and the Adviser’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Principal Investments and Strategies of Each Fund

Stewart Investors Worldwide Leaders Fund

Investment Objective: The Fund’s investment objective is to achieve capital growth over the long term.

Principial Investment Strategies: The Fund seeks to meet its objective by investing in a worldwide, diversified portfolio of equity or equity-related securities. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.

The portfolio manager utilises a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.

Assessment of Quality

The portfolio manager assesses a company’s quality with reference to i) the company’s management (which may include, for example, the portfolio manager’s view of management’s integrity, management’s attitude to environmental and social impacts that the portfolio manager believes could impact a company’s long-term performance, corporate governance, long-term performance, and management’s attitude to risk and engagement with minority shareholders), ii) the franchise (which may include, for example, the perceived viability of products or services, their environmental impacts and efficiency, and responsible business practices), and iii) the company’s financials (which includes financial performance over the economic cycle, cash flows and debt). The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.

Assessment of Sustainability

The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.

Positive social outcomes include, but are not limited to: i) health and well-being (such as improved access to and affordability of nutrition, health care, hygiene, water and sanitation), ii) physical infrastructure (such as improved access to and affordability of energy and housing), iii) economic welfare (such as safe employment offering a living wage and opportunities for advancement, access to finance and improved standards of living), and iv) opportunity and empowerment (such as improved access to and affordability of education and information technology). The portfolio manager has developed these examples with reference to, amongst other things, the UN Human Development Index.

Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources. These outcomes are derived from the climate solutions developed by Project Drawdown, a non-profit organization that has mapped, measured and modelled over 90 different solutions that it believes together can dramatically reduce concentration of greenhouse gases in the atmosphere.

Position on harmful and controversial products and services

The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund investing in companies directly involved in harmful or controversial products, services or practices. On rare occasions, some companies held by the Fund may have indirect, or immaterial, exposure to such products, services or practices.

Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development. Where the portfolio manager chooses to maintain a position in a company that generates over 5% of its revenue from such products or services, it shall disclose via its website its rationale for doing so.

Sell discipline

The portfolio manager typically looks to sell stocks when it sees a deterioration in one or more of the following factors: i) quality of the management, franchise and/or financials, ii) sustainability profile/corporate governance profile (including a lack of willingness to improve practices following engagement), iii) over-valuation relative to long-term growth prospects, iv) long-term growth prospects, v) approach to corporate governance, vi) approach to social and environmental sustainability. In making buy and sell decisions, the portfolio manager considers the diversification of the Fund’s holdings across sectors and countries, among other things.

Stewart Investors Global Emerging Markets Leaders Fund

Investment Objective: The Fund’s investment objective is to achieve capital growth over the long term.

Principial Investment Strategies: The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a diversified portfolio of equity or equity-related securities of large and mid-capitalization companies that are incorporated or listed in emerging markets, or companies listed on developed market exchanges whose activities predominantly (i.e. at least 50%) take place in emerging markets. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.

The portfolio manager utilises a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.

Assessment of Quality

The portfolio manager assesses a company’s quality with reference to i) the company’s management (which may include, for example, the portfolio manager’s view of management’s integrity, management’s attitude to environmental and social impacts that the portfolio manager believes could impact a company’s long-term performance, corporate governance, long-term performance, and management’s attitude to risk and engagement with minority shareholders), ii) the franchise (which may include, for example, the perceived viability of products or services, their environmental impacts and efficiency, and responsible business practices), and iii) the company’s financials (which includes financial performance over the economic cycle, cash flows and debt). The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.

Assessment of Sustainability

The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.

Positive social outcomes include, but are not limited to: i) health and well-being (such as improved access to and affordability of nutrition, health care, hygiene, water and sanitation), ii) physical infrastructure (such as improved access to and affordability of energy and housing), iii) economic welfare (such as safe employment offering a living wage and opportunities for advancement, access to finance and improved standards of living), and iv) opportunity and empowerment (such as improved access to and affordability of education and information technology). The portfolio manager has developed these examples with reference to, amongst other things, the UN Human Development Index.

Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources. These outcomes are derived from the climate solutions developed by Project Drawdown, a non-profit organization that has mapped, measured and modelled over 90 different solutions that it believes together can dramatically reduce concentration of greenhouse gases in the atmosphere.

Position on harmful and controversial products and services

The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund investing in companies directly involved in harmful or controversial products, services or practices. On rare occasions, some companies held by the Fund may have indirect, or immaterial, exposure to such products, services or practices.

Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development. Where the portfolio manager chooses to maintain a position in a company that generates over 5% of its revenue from such products or services, it shall disclose via its website its rationale for doing so.

Sell discipline

The portfolio manager typically looks to sell stocks when it sees a deterioration in one or more of the following factors: i) quality of the management, franchise and/or financials, ii) sustainability profile/corporate governance profile (including a lack of willingness to improve practices following engagement), iii) over-valuation relative to long-term growth prospects, iv) long-term growth prospects, v) approach to corporate governance, vi) approach to social and environmental sustainability. In making buy and sell decisions, the portfolio manager considers the diversification of the Fund’s holdings across sectors and countries, among other things.

Summary of Principal Risks

The principal risks of investing in the Funds that may adversely affect the Funds’ net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below. There can be no assurance that Funds will achieve each of their respective investment objective.

Management Risk. The Funds are subject to management risk as actively managed investment portfolios. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Funds’ securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on a Fund’s ability to achieve its investment objective. Certain securities or other instruments in which a Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to a Fund.

Market and Regulatory Risk. The market price of investments owned by the Funds may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, a Fund or issuers in which the Funds invest. In addition, issuers in which a Fund invests and a Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that the portfolio managers believe will experience relatively rapid earnings growth (“growth securities”) or that the portfolio managers believe are selling at a price lower than their true value (“value securities”). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the portfolio managers’ assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio managers anticipate.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of a Fund’s investments in foreign securities. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risks Associated with Investing in Emerging Markets. The Funds’ investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Foreign Currency Risk. When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. Because the Funds invest in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect a Fund’s income. Some countries have, and may continue to adopt, internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, which could undermine the value of a Fund’s portfolio holdings and potentially place a Fund’s assets at risk of total loss. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Medium-Sized Companies Risk. As it relates to the Stewart Investors Global Emerging Markets Leaders Fund, the securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general, which may cause the value of the Funds to decline. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent a Fund invests in medium-sized companies, a Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Sector Risk. The Funds may focus their investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.

Investment in China: As it relates to the Stewart Investors Global Emerging Markets Leaders Fund, the Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes. Investing in securities of Chinese issuers, including by investing in China A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

New Fund Risk. The Funds are new with no history. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds. The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. For instructions on how to obtain the SAI, please refer to the back cover of this prospectus. Portfolio holdings information can be reviewed online at [WEBSITE].

MANAGEMENT OF THE FUNDS

Board of Trustees

The Board of Trustees of Datum One Series Trust, a Massachusetts business trust (the “Trust”), of which the Funds are each a separate series, has responsibility for the general oversight of the management of the Funds, including the general supervision of the Adviser and the Funds’ other service providers. The Board of Trustees is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust’s officers, and their present positions and principal occupations, is provided in the SAI.

Investment Adviser

Stewart Investors is a semi-autonomous business and is a trading name of First Sentier Investors (US) LLC, First Sentier Investors (Australia) IM Ltd, First Sentier Investors (UK) IM Limited, and their affiliates. These companies are collectively known as First Sentier Investors.

First Sentier Investors (US) LLC, located at 10 East 53rd Street, 21st Floor, New York, New York, 10022, is the Funds’ investment adviser. The Adviser is an SEC-registered investment advisory firm formed in 2014. The Adviser offers investment management services to pension plans, investment companies, endowments, state and municipal organizations as well as charitable organizations.

Investment Sub-Adviser

First Sentier Investors (Australia) IM Ltd, is located at Level 5, Tower Three International Towers Syndey, 300 Barangaroo Avenue, Barangaroo NSW 2000, Australia, has been engaged as sub-adviser to manage the investments of the Stewart Investors Worldwide Leaders Fund. First Sentier Investors (Australia) IM Ltd is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and registered with the SEC and is an affiliate of the Adviser.

First Sentier Investors (UK) IM Limited, is located at 23 St Andrew Square, Edinburgh, EH2 1BB United Kingdom has been engaged as sub-adviser to manage the investments of the Stewart Investors Global Emerging Markets Leaders Fund. First Sentier Investors (UK) IM Limited is a United Kingdom domiciled investment adviser regulated by the United Kingdom Financial Conduct Authority and registered with the SEC and is an affiliate of the Adviser.

Portfolio Managers

Stewart Investors Worldwide Leaders Fund

Sashi Reddy - Lead Portfolio Manager. Sashi is a Senior Portfolio Manager at Stewart Investors. He joined the team in August 2007. Sashi is lead manager of the Worldwide Leaders strategy and the Indian Subcontinent strategy. Previously, he worked at Irevna Research, an Indian equities research house from 2005 to 2007. Sashi has an engineering degree from the National Institute of Technology, Trichy and an MBA from the Schulich School of Business, York University in Toronto.

Stewart Investors Global Emerging Markets Leaders Fund

Jack Nelson - Lead Portfolio Manager. Jack is a Senior Portfolio Manager at Stewart Investors. He joined the team in September 2011 as a graduate. Jack is lead manager of the Global Emerging Markets Leaders strategy. Jack holds a MA (Oxon) in Politics, Philosophy and Economics from Queen’s College, Oxford.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

INVESTING IN THE FUNDS

Management Fees

The Adviser receives an annual fee for its services to the Funds. The fee is payable in monthly installments based on the average daily net assets of the Funds. The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.

The following table shows the management fee rate to be paid by each Fund as a percentage of each Fund’s average daily net assets.

Management Fee Rate (as % of average daily net assets)
Stewart Investors Worldwide Leaders Fund	[	]%
Stewart Investors Global Emerging Markets Leaders Fund	[	]%

Information regarding the basis for the Board’s approval of the investment advisory relationship of the Funds will be available in the Funds’ annual shareholder report dated [ ].

Expense Limitations and Waivers

The Adviser has contractually agreed to waive its fees and/or reimburse the Funds for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that each Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (as determined under generally accepted principles)) exceed the amounts shown below of each Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least [    ], 2026, after which the contractual agreement will be automatically extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust or upon termination of the Investment Management Agreement.

Fund	Expense Cap (as a percentage of average daily net assets)
Stewart Investors Worldwide Leaders Fund	[	]%
Stewart Investors Global Emerging Markets Leaders Fund	[	]%

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides compliance services and financial controls services to the Funds.

Foreside Financial Services, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101 is the principal underwriter and distributor of the Funds. It is a Delaware limited liability company. The Distributor is a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group). See “Principal Underwriter” in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Contractual Arrangements

The Trust enters into contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians, transfer agents, shareholder service providers and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended (“third party”) beneficiaries of those contractual arrangements.

The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts against the service providers, either directly or on behalf of the Funds.

This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Fund that you should consider carefully in determining whether to purchase shares of the Funds. Neither this prospectus, the SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.

The Funds are open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). When you buy and sell shares of the Funds, the price of the shares is based on the Funds’ net asset value (“NAV”) per share next determined after the order is received.

SHARES

Calculating the Fund’s Net Asset Value (“NAV”)

The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. The NAV per share is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business.

Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by a Fund or a financial intermediary. Only purchase orders received in good order by a Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

A purchase or redemption request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [PHONE] (toll free) or [PHONE] for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of the Funds’ investments is determined primarily on the basis of readily available market quotations. The Funds are directed by the Board of Trustees to use various approved pricing services and market makers to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an independent pricing service approved by the Board of Trustees.

If market quotations for a security are not readily available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, acting through its Fair

Value Committee, is responsible for valuing the Funds’ assets at their fair value according to policies approved by the Board of Trustees.

Other fair value situations could include, but are not limited to: (1) extremely illiquid securities in which there is no trading market and no broker coverage; (2) stale priced securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other security in which the Adviser, Fund Accountant or Fair Value Committee identify that the current price may not be reliable. If it has been determined that an event that has materially affected the value of a Fund’s securities has taken place, the Fair Value Committee will make a determination of the fair price for the impacted securities according to policies approved by the Board.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Funds buy securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though a Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Funds’ Adviser through its Fair Valuation Committee as the Funds’ “Valuation Designee” to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. The Adviser’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and the Adviser’s asset-based fees.

Share Class

Each Fund offers one class of shares through this Prospectus: Select Shares. Select Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Select Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Select Shares is $[1,000,000]. If you purchase Select Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Select Shares. Eligible Select Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $[1,000,000];

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

How to Buy Shares

You may purchase shares directly from a Fund or through your broker or financial intermediary on any business day a Fund is open, subject to certain restrictions described below. Shares of the Funds have not been registered for sale outside the United States. The Funds reserve the right to refuse investments from non-U.S. persons or entities. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. A Fund may accept or reject any purchase order. Your financial consultant, financial intermediary, or institution may charge a fee for its services, in addition to the fees charged by a Fund.

Investors may purchase a Fund’s shares by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail:

Standard

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Overnight

Stewart Investors Funds

c/o The Northern Trust Company

333 S Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604;

or by calling us at [PHONE] (toll free) or [PHONE]. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell a Fund’s shares. The minimum initial investment is [$1,000,000] for each of the Funds. There is no minimum for subsequent investments in any Fund. All purchases made by check should be in U.S. dollars and made payable to the respective Fund. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Funds reserve the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for (i) investors who are customers of certain financial intermediaries that hold a Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Investment Adviser and the Investment Adviser’s affiliates, in each case at the discretion of the officers of the Funds. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received by the Funds in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated above.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

Shares of the Funds may also be available on certain brokerage platforms. An investor transacting in shares of the Funds through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in a Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions or restrictions;

•	designate intermediaries to accept purchase and sale orders on a Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on a Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at [PHONE] (toll free) or [PHONE] on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Stewart Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	You must also call [PHONE] (toll free) or [PHONE] on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call [PHONE] (toll free) or [PHONE] on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201681000

Shareholder Account #(ex. [EXAMPLE] where FFF is the Fund Number and AAAAAA is the account number)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a Fund shareholder, the Funds reserve the right to redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred or money owed to the Funds. You also may be prohibited or restricted from making future purchases in the Funds.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions.” The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Funds

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

Send a written request to:

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Stewart Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

The redemption request must include:

The number of shares or the dollar amount to be redeemed;

The Fund account number; and

The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

A Medallion Signature Guarantee (see below) also is required if:

The proceeds are to be sent elsewhere than the address of record, or

The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

Call the Transfer Agent at [PHONE] (toll free) or [PHONE]for instructions.

The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

Call [PHONE] (toll free) or [PHONE] to use the telephone privilege.

If your account is already opened and you wish to add the telephone privilege, send a written request to:

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Stewart Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call [PHONE] (toll free) or [PHONE] for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

A Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. If you are redeeming shares that have been purchased via ACH, a Fund may hold proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, a Fund may suspend redemptions or postpone payment of redemption proceeds. A Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. Redemption-in-kind proceeds are distributed to the redeeming shareholder based on a weighted-average pro rata basis of a fund’s holdings. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. Redemptions are taxable events whether redemption proceeds are paid in cash or in kind. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security distributed in a redemption-in-kind.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends and capital gain distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in a Fund at the NAV determined as of the date of cancellation.

Frequent Purchases and Redemptions of Fund Shares

A Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of a Fund, to the detriment of long-term investors. Because a Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem a Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability for shareholders or a Fund. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believe they are acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Funds’ market-timing policy with respect to customers identified by a Fund as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of a Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Payments to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of a Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

TAXES

The following discussion is only a summary of certain U.S. federal income tax issues generally affecting the Funds and their shareholders. Except where noted, the following discussion addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state, or local tax consequences. The following assumes that a Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the Funds with your tax adviser.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code 1986, as amended (the “Code”) necessary to qualify and be eligible each year for treatment as a “regulated investment company,” and thus do not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in Fund-level taxation and would adversely affect shareholders’ investment in Fund shares.

Taxation of Fund Distributions. The Funds intend to distribute all, or substantially all, of their net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to their shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments a Fund owned (or is deemed to have owned) for one year or less, that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income.

Distributions of investment income made to a non-corporate shareholder properly reported by a Fund as derived from “qualified dividend income,” if any, received by a Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder and the Fund meet certain holding period and other requirements.

Distributions are subject to U.S. federal income taxes as described herein whether received as cash or reinvested in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Distributions may also be subject to state and local taxes.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends, paid by the Funds, and net capital gains recognized on the sale, redemption or other taxable disposition of shares of a Fund.

Dividends declared by the Funds and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the dividends are declared, rather than the year in which the dividends are received.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.

Redemption or Sale of Fund Shares. Selling or redeeming your Fund shares is a taxable event and may result in the recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. See “Cost Basis Reporting” below for information about certain cost basis reporting obligations. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

Taxation of Certain Fund Investments. Investment income and proceeds received by the Funds from sources within foreign countries may be subject to foreign withholding or other taxes. In that case, a Fund’s yield on those securities would be decreased. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Funds in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Funds may elect to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If a Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount as a foreign tax credit against federal income tax (but not both). A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. It is anticipated that each Fund will qualify to make such election; however, a Fund cannot be certain that it will be eligible to make such an election for a given year. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

In addition, the Funds’ investments in foreign securities may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Backup Withholding. The Funds are required in certain circumstances to withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) if the shareholder does not furnish the Funds with certain information and certifications or the shareholder is otherwise subject to backup withholding.

Foreign Investors. The Funds, which are offered for sale in the United States, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds.

Foreign shareholders invested in the Funds should consult with their tax advisers as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Funds will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Cost Basis Reporting. The Internal Revenue Service (“IRS”) requires the Funds to report to shareholders and the IRS the cost basis and certain other related tax information on the sale of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Funds and not through a financial intermediary, the Funds will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Please consult your tax adviser to determine which available cost basis method is best for you.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Please see the SAI for further information regarding certain U.S. federal income tax consequences of an investment in the Funds.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

ACCOUNT POLICIES

Important Notice Regarding Delivery of Shareholder Documents. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at [PHONE] (toll free) or [PHONE] and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Notice Regarding Unclaimed Property. Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable) or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at [PHONE] (toll free) or [PHONE] at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced operations as of the fiscal year ended March 31, 2024, financial highlights are not presented.

Investment Adviser

First Sentier Investors (US) LLC

10 East 53rd Street, 21st Floor,

New York, New York 10022

Investment Sub-Adviser

First Sentier Investors (Australia) IM Ltd

Level 5, Tower Three International Towers Syndey

300 Barangaroo Avenue

Barangaroo NSW 2000, Australia

First Sentier Investors (UK) IM Limited

23 St Andrew Square

Edinburgh, EH2 1BB, United Kingdom

Custodian, Transfer Agent, Fund Accountant and Fund Administrator

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

[  ]

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call [ ] (toll free) or [ ]

PRIVACY NOTICE

The Funds collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

DATUM ONE SERIES TRUST

Stewart Investors Worldwide Leaders Fund

Stewart Investors Global Emerging Markets Leaders Fund

The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Funds policies and operations. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual report to shareholders, when issued. In the Funds’ annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The SAI is incorporated by reference into this prospectus, which means it is a part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling [  ] (toll free) or [  ]. The Funds’ SAI is available at: [  ].

You may access reports and other information about the Funds on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust’s file number under the 1940 Act, which is: 811-23556.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

Preliminary Statement of Additional Information dated November 13, 2024

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2024

Datum One Series Trust

Stewart Investors Worldwide Leaders Fund

Select Shares ([TICKER])

Stewart Investors Global Emerging Markets Leaders Fund

Select Shares ([TICKER])

This Statement of Additional Information (“SAI”) contains additional information about the Funds listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated [ ], 2024, as supplemented or revised from time to time. The Funds are each a series of Datum One Series Trust (the “Trust”). The Funds are offered through a Prospectus, dated [ ], 2024, as amended or supplemented from time to time.

Information for the Funds is as of the date noted. Investors may obtain free copies of the Funds’ Prospectus, Annual, and Semi-Annual Reports, may be obtained free of charge by visiting the Funds’ website at [ ], by writing to the Funds’ transfer agent, The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling [ ] (toll free) or [ ]. This SAI contains information that may be useful to investors but which is not included in the Prospectus.

TRUST HISTORY

This SAI describes the Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund (each a Fund”, together the “Funds”), which are each a series of Datum One Series Trust (the “Trust”). The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on February 28, 2020. The Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. First Sentier Investors (US) LLC (the “Adviser”) serves as investment adviser to the Funds. First Sentier Investors (Australia) IM Limited serves as investment sub-adviser to the Stewart Investors Worldwide Leaders Fund. First Sentier Investors (UK) IM Limited serves as investment sub-adviser to the Stewart Investors Global Emerging Markets Leaders Fund.

The Trust may, from time to time, create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.

FUND CLASSIFICATION

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” investment company under the 1940 Act.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each Fund described in this SAI currently offers one class of shares. Generally, expenses and liabilities incurred by or arising in connection with a particular series of the Trust or class of shares are allocated only to that series of the Trust or class of shares. Expenses and liabilities not incurred by or arising in connection with a particular class of a series of the Trust or series of the Trust are allocated in relation to the respective net asset value of each series of the Trust or on such other basis as the Trustees may in their discretion determine.

Shares of each series of the Trust entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series of the Trust or class of shares when required by the 1940 Act or when the Trustees of the Trust have determined that the matter affects one or more series of the Trust or classes of shares materially differently. When a matter affects only the interests of one or more series of the Trust or classes of shares, only shareholders of those series of the Trust or classes of shares shall be entitled to vote on the matter. Shares have noncumulative voting rights in the election of Trustees. Shareholders have the right to call a meeting to remove Trustees. Shares have no preemptive or subscription rights and are transferable. Shares are entitled to dividends as declared by the Trust and approved by the Trustees of the Trust, and if a Fund were liquidated, holders of each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares.

Pursuant to the Trust’s Declaration of Trust, the Trust has the right, at its option, to redeem Fund shares held by a shareholder at any time at the net asset value thereof: (i) if at such time such shareholder owns fewer shares of any series or class than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the Trustees; (iii) to the extent that such shareholder owns shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; (iv) if such shareholder fails to supply appropriate personal and tax identification information requested by the Trust; (v) if such Shareholder fails to meet or maintain the qualifications for ownership of a particular series or class; or (vi) if the Trustees determine for any other reason, in their sole discretion, that the ownership of shares by a shareholder is not in the best interests of the remaining shareholders of the Trust or of the applicable series or class.

INVESTMENT POLICIES AND STRATEGIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, the Funds may employ other investment practices and may be subject to additional risks, which are described below. The Funds are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Funds. Unless otherwise stated herein, all investment policies and restrictions of the Funds may be changed by the Board of Trustees without notice to shareholders or shareholder approval. In addition, the Funds may be subject to restrictions on their ability to utilize certain investments or investment techniques. Unless otherwise noted, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

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Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Funds or their adviser, custodians, transfer agent, and/or other third-party service providers may adversely impact a Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Funds to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Funds inaccessible or inaccurate or incomplete. The Funds also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Funds invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

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Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. The Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants. The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment which rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Other Investment Companies. The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds becomes a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring Funds. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The SEC recently adopted revisions to the rules permitting Funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to Fund of Funds arrangements. While new Rule 12d1-4 permits more types of Fund of Fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired Funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act. The provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a fund and all affiliated persons of a fund; and (ii) a fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory

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Authority (“FINRA”) applicable to a Fund of Funds (e.g., 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of affiliated or unaffiliated money market funds purchased by a fund, whether or not for temporary defensive purposes, provided that a fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Fund. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Funds will be investing in another investment company. In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Funds invests in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Small- and Medium-Sized Companies

To the extent the Funds invest in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Foreign Investments

The Funds may make investments in securities of non-U.S. issuers (“foreign securities”).

Depositary Receipts. The Funds reserve the right to invest up to 75% of a Fund’s net assets in Depositary Receipts (“DRs”). DRs include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Funds will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Funds’ investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Funds will be exposed to additional credit risk.

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Foreign Currency Transactions

The Funds may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a DR’s underlying portfolio securities denominated in that currency. Such changes will affect the Funds to the extent that the Funds are invested in DRs comprised of foreign securities.

To the extent the Funds invest in securities denominated or quoted in currencies other than the U.S. dollar, the Funds will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Funds and the income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Funds’ assets denominated in that currency and the Funds’ yield on such assets. In addition, the Funds will incur costs in connection with conversions between various currencies.

The Funds’ foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

Taxes. The interest and dividends payable to the Funds on certain of a Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Funds may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding. In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Funds will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Emerging Markets. The Funds may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Risk of Investing In China.

Shanghai-Hong Kong Stock Connect Scheme and Shenzhen-Hong Kong Stock Connect Scheme. The Funds may invest in China A shares through the Shanghai-Hong Kong Stock Connect scheme and/or the Shenzhen-Hong Kong Stock Connect scheme or through additional stock connect programs that may be available in the future (collectively, the “Connect Scheme”).

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The Shanghai-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), Shanghai Stock Exchange (“SSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) and the Shenzhen-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by HKEx, Shenzhen Stock Exchange (“SZSE”) and ChinaClear. The aim of the Connect Scheme is to achieve mutual stock market access between mainland China and Hong Kong.

The Shanghai-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the Stewart Investors Global Emerging Markets Leaders Fund) to invest in certain eligible China A shares listed on the SSE (“SSE Securities”) through their Hong Kong brokers and a securities trading service company established by The Stock Exchange of Hong Kong Limited (“SEHK”) under the Northbound Trading Link, subject to the rules of the Shanghai-Hong Kong Stock Connect scheme.

The Shenzhen-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the Stewart Investors Global Emerging Markets Leaders Fund) to invest in certain eligible China A shares listed on the SZSE (“SZSE Securities”) through their Hong Kong brokers and a securities trading service company established by SEHK under the Northbound Trading Link, subject to the rules of the Shenzhen-Hong Kong Stock Connect scheme.

At the initial stage of the Shenzhen-Hong Kong Stock Connect scheme, investors eligible to trade shares that are listed on the ChiNext Board of the SZSE (“ChiNext Board”) under Northbound trading will be limited to institutional professional investors (which the Stewart Investors Global Emerging Markets Leaders Fund will qualify as such) as defined in the relevant Hong Kong rules and regulations.

It is expected that the list of eligible securities will be subject to review.

Trading Quota. Trading under the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme is subject to a daily quota (“Daily Quota”). Northbound Shanghai Trading Link under the Shanghai-Hong Kong Stock Connect scheme, Northbound Shenzhen Trading Link under the Shenzhen-Hong Kong Stock Connect scheme, Southbound Hong Kong Trading Link under the Shanghai-Hong Kong Stock Connect scheme and Southbound Hong Kong Trading Link under the Shenzhen-Hong Kong Stock Connect are respectively subject to a separate set of Daily Quota.

The Daily Quota limits the maximum net buy value of cross-boundary trades under each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme each day. The Northbound Daily Quota is currently set at RMB13 billion for each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme. The Daily Quota may be increased or reduced subject to the review and approval by the relevant PRC regulators from time to time. SEHK monitors the quota and publishes the remaining balance of the Northbound Daily Quota at scheduled times on the HKEx’s website.

Settlement and Custody. Under the Connect Scheme, The Hong Kong Securities Clearing Company Limited (“HKSCC”), a wholly-owned subsidiary of HKEx, is responsible for the clearing, settlement and the provision of depository, nominee and other related services of the trades executed by Hong Kong market participants and investors.

The China A shares traded through the Connect Scheme are issued in scripless form, so investors will not hold any physical China A shares. Hong Kong and overseas investors who have acquired SSE Securities or SZSE Securities through Northbound trading should maintain the SSE Securities or SZSE Securities with their brokers’ or custodians’ stock accounts with CCASS (the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK).

Corporate Actions and Shareholders’ Meetings. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities and SZSE Securities held in its omnibus stock account in ChinaClear, ChinaClear as the share registrar for SSE and SZSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities and SZSE Securities.

HKSCC will monitor the corporate actions affecting SSE Securities and SZSE Securities and keep the relevant brokers or custodians participating in CCASS (“CCASS participants”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them.

SSE-/SZSE-listed companies usually announce their annual general meeting/extraordinary general meeting information about two to three weeks before the meeting date. A poll is called on all resolutions for all votes. HKSCC will advise CCASS participants of all general meeting details such as meeting date, time, venue and the number of resolutions.

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Currency. Hong Kong and overseas investors will trade and settle SSE Securities and SZSE Securities in RMB only. Hence, the Stewart Investors Global Emerging Markets Leaders Fund will need to use RMB to trade and settle SSE Securities and SZSE Securities.

Further information about the Connect Scheme is available online at the website:

http://www.hkex.com.hk/eng/csm/chinaConnect.asp?LangCode=en

The Funds shall be allowed to trade SSE Securities and SZSE Securities through the Northbound Trading Link of the Connect Scheme, subject to applicable rules and regulations issued from time to time.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Funds will bear a proportionate share of those expenses.

Limited Partnerships and Master Limited Partnerships

The Funds may invest in publicly traded limited partnerships and Master Limited Partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Initial Public Offerings

The Funds may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Funds may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Derivatives

Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

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A Fund investing in derivatives will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund as well as the clearing broker and clearing houses through which the Fund maintains its futures, exchange-listed and other cleared derivatives. If a counterparty (including a clearing broker or clearing house) becomes bankrupt or otherwise fails to perform its obligations, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

U.S. and non U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act have resulted in, and may in the future result in, substantial regulation of derivative instruments and a Fund’s use of such instruments. Such regulations could, among other things, restrict the Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish mandatory clearing, margin, and reporting requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner its portfolio managers might otherwise choose.

Rule 18f-4 under the 1940 Act regulates registered investment companies’ use of derivatives and certain financing transactions (e.g., reverse repurchase agreements). Among other things, Rule 18f-4 requires that funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

The Funds are classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user each Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by a Fund without a shareholder vote.

The Funds are operated by the Adviser, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) with respect to the Funds pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a “commodity pool operator,” under the CEA. To remain eligible for the exclusion, the Funds will be limited in their ability to use certain financial instruments regulated under the CEA, including futures and options on futures and certain swaps transactions (collectively “commodity interests”). In the event that the Funds’ investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” with the CFTC with respect to the Funds. The Funds’ ability to invest in commodity interests is limited by the Adviser’s intention to operate the Funds in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect a Funds’ total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Funds, the Funds’ expenses may increase, adversely affecting a Fund’s total return.

When-Issued Securities

The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

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Illiquid and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Funds would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Funds purchases an illiquid investment. It is possible that the Funds’ holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

The Funds may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Funds’ liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the “1933 Act”) and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Funds’ assets in illiquid investments may restrict the ability of the Funds to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Funds’ operations require cash, such as when the Funds have net redemptions, and could result in the Funds borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Funds or less than the fair value of the securities. A restricted security may be determined to be liquid under the Funds’ liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Funds may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Funds’ ability to conduct transactions in those securities.

Borrowing

The Funds may be permitted to borrow for temporary purposes, for investment purposes and to more efficiently manage the portfolio. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed from a bank, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Funds may enter into, and make borrowings for temporary purposes related to the redemption of shares, including under a credit agreement with third-party lenders or the custodian. Such borrowings will be allocated among the series of the Trust pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money from a bank, the Funds may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings, but for which a Fund may not have to have 300% asset coverage.

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A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Funds to another party, such as a bank or broker-dealer, coupled with their agreement to repurchase the security at a specified time and price. Under a reverse repurchase agreement, the Funds continue to receive any principal and interest payments on the underlying asset during the term of the agreement. Such transactions can be advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash.

The Funds also may engage in simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying asset pending settlement of a Fund’s repurchase of the underlying asset.

Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Funds may decline below the repurchase price of the securities that the Funds sold and are obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. To the extent permitted by applicable law, reverse repurchase agreements, dollar rolls, sale-buybacks and other similar instruments and transactions will not be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below. Certain trading practices and investments, such as reverse repurchase agreements and similar financing transactions, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Derivates” above.

Sustainability Factor Incorporation

The portfolio manager’s consideration of sustainability factors in each Fund’s investment process could cause a Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect a Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

INVESTMENT RESTRICTIONS

Fundamental Policies: The investment restrictions numbered 1 through 7 below have been adopted as fundamental policies for each Fund.

1.

A Fund may not issue any class of securities which is senior to a Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.	A Fund may borrow money to the extent permitted by applicable law from time to time.

3.

A Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.

A Fund may not purchase any security if as a result 25% or more of a Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry or group of industries (for purposes of this restriction, bank loans and loan participations will be considered investments in the industry of the underlying borrower, investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

5.

A Fund may make loans, including to affiliated investment companies, except to the extent a Fund is prohibited from doing so by applicable law. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. A Fund may purchase debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

6.	A Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7.

A Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. A Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

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For purposes of applying the terms of the Funds’ fundamental policy number 4, the Adviser will, on behalf of the Funds, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which a Fund invests. As a general matter, the Funds consider an industry to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities. However, the Funds do look through each mortgage-backed and asset-backed security to examine the security’s underlying collateral to determine and monitor industry exposure. For purposes of the Fund’s policies (including the Fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

For purposes of the Funds’ policies (including the Fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Non-Fundamental Policies:

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus, including the explanatory notes included above under the heading “Investment Restrictions — Fundamental Policies” are not fundamental and may be changed by approval of the Trustees without notice to or approval by the shareholders.

Other Information Regarding Investment Restrictions and Policies:

All percentage limitations and requirements (including those set forth in the fundamental policies discussed above) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Funds’ limitations or requirements. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person.

It is contrary to the current policy of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of a Fund’s net assets in securities which are determined to be illiquid by the Funds’ Board of Trustees (the “Board” or the “Trustees”), or persons designated by the Board to make such determinations (such as the Adviser) in accordance with procedures adopted by the Board.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Funds are required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Illiquid investments are generally investments that the Funds cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. A Fund will not invest more than 15% of its net assets in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in a Fund’s investments.

Restrictions Pursuant to Applicable Law

The Trust is registered under the 1940 Act as an investment company and the Funds seek to qualify and be eligible for treatment each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). Compliance with the requirements of the 1940 Act and other applicable law as well as the Funds’ desire to qualify and be eligible for treatment each year as a RIC may limit the Funds’ ability to achieve its investment objective, including by, among other things, limiting the types of investments it may make or hold from time to time and the counterparties with which the Funds may trade. Other accounts managed by the Adviser may invest and perform differently because they may not be subject to the same laws and restrictions as the Funds.

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DISCLOSURE OF PORTFOLIO HOLDINGS

Through filings made with the SEC on Form N-CSR, the Funds make their full portfolio holdings publicly available to shareholders on a semi-annual basis. The Funds normally make such filings on or around the sixtieth day following the end of the Funds’ second and fourth fiscal quarters. The Funds transmit their complete portfolio schedules as of the end of the second and fourth fiscal quarters to shareholders in the Fund’s semi-annual and annual reports.

In addition to filings made with the SEC, the Funds intend to make their full portfolio holdings as of the end of each calendar quarter available on the Funds’ website at [ ], generally no later than thirty calendar days after the end of each calendar quarter.

To the extent that the Funds’ portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR, or by being posted to the Funds’ website, such holdings may also be disclosed to any third party that requests them.

On a quarterly basis, the complete schedule of the Funds’ portfolio holdings will be filed with the SEC on Form N-PORT and made publicly available. These schedules are available on the SEC website at www.sec.gov and on the Fund’s website at [ ].

Policies and Procedures. The Trust has adopted policies and procedures with respect to disclosure of the Funds’ portfolio holdings. The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include Fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be available to such third parties: (i) by providing a copy of the Funds’ latest annual or semi-annual report or the Funds’ latest Form N-PORT; (ii) in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or (iii) when the Funds have a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Funds’ Chief Compliance Officer (“CCO”), who will review the arrangement together with the Funds’ President to determine (i) whether the arrangement has a legitimate business purpose, (ii) whether the arrangement is in the best interests of the Funds’ shareholders, (iii) whether the information will be kept confidential, (iv) whether sufficient protections are in place to guard against personal trading based on the information, and (v) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Funds’ investment adviser, or any affiliated person of the Funds or the investment adviser. Such disclosures of portfolio holdings information shall be authorized in writing by the Funds’ CCO and President and shall be reported periodically to the Board by the Funds’ CCO. In no event shall such information be disclosed for compensation.

Examples of instances in which selective disclosure of a Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser, disclosure to a performance reporting bureau or to a rating agency for use in developing a rating. Examples of instances in which selective disclosure is not appropriate include disclosure to assist a party in deciding when to buy or sell or hedge a position in the Funds or in securities held or under consideration for purchase by the Funds.

The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

Board Leadership Structure. The Board of Trustees consists of four Trustees, three of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Chairman of the Board, Mr. Lloyd Wennlund, is an Independent Trustee. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time. The Board of Trustees will meet regularly, generally at least 4 times each year to discuss and consider matters concerning the Trust and the Funds and may also hold special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

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The Board of Trustees has established two standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Committee and the Governance Committee. The functions and role of each Committee are described below under “Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.

The Board plans to review its leadership structure periodically and has determined that its leadership structure, including Committees comprised entirely of Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant roles of the Adviser and Administrator in the day-to-day management of the Funds’ affairs, the extent to which the work of the Board is conducted through the Committees, the asset classes in which the Funds invest, and the management and other service arrangements of the Funds. The Board also believes that its structure facilitates an efficient flow of information concerning the management of the Funds to the Independent Trustees.

Risk Oversight. The Funds have retained the Adviser to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from the Funds’ investments. The Board oversees the performance of these functions by the Adviser. The Board expects to receive from the Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and the Funds’ financial accounting and reporting. The Board also regularly receives, from the Adviser and Administrator reports regarding the sale of the Funds’ shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead the Funds’ investment operations to receive reports regarding the portfolio management of the Funds, their performance, and their investment risks.

The Board has appointed a CCO. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the “Compliance Policies”). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Funds. The Board recognizes, however, that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Board of Trustees. The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

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Independent Trustees

The following table sets forth certain information concerning the Independent Trustees of the Trust:

Name, Address* and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
JoAnn S. Lilek Year of Birth: 1956	Trustee	Indefinite/March, 2020 to present	Advisory Board Member, MGX Beverage Group 2019 to present; ; Independent Contractor 2018 to present.	12	Amalgamated Financial Corporation and Amalgamated Bank, 2021 to present.

Patricia A. Weiland Year of Birth: 1959	Trustee	Indefinite/March, 2020 to present	Consultant, PAW Consulting LLC, 2014 to present.	12	None.

Lloyd A. Wennlund Year of Birth: 1957	Trustee	Indefinite/March, 2020 to present	Independent Contractor, June 2017 to present.	12	Calamos Funds (49 Funds), 2018 to present.

Interested Trustees

The following table sets forth certain information concerning the Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust (each, an “Interested Trustee”):

Name, Address* and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Ryan D. Burns(1) Year of Birth: 1976	Trustee	Indefinite/March, 2020 to present	Senior Vice President, The Northern Trust Company, 1998 to present.	12	None

*	Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

(1)

Mr. Burns may be deemed to be an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Fund’s Administrator and Fund Accounting Agent, Transfer Agent, and Custodian.

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Officers

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s Administrator or Distributor and certain of their affiliates:

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018.

Gregory T. Mino Year of Birth: 1971	Vice President	Indefinite / December, 2023 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2024 to present; Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2020 to 2024; Nuveen Solutions Chief Operating Officer, Nuveen Services LLC, 2017 to 2019.

Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/August 2022 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Tracy L. Dotolo Year of Birth: 1976	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite/March, 2020 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Matthew J. Broucek Year of Birth: 1988	Secretary	Indefinite/March, 2020 to present	Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2020 to present; Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to 2020; Officer, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2016 to 2018.

David P. Michalik Year of Birth: 1991	Assistant Secretary	Indefinite/ February 2023 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2022 to present; Officer, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2019 to 2022; Associate Attorney, Leahy Eisenberg & Fraenkel, Ltd. 2017-2019.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Trustee Qualifications. The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including those enumerated in the table above; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

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In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee that contributed to the Board’s conclusion that an individual should serve on the Board:

Independent Trustees:

JoAnn Lilek – Ms. Lilek is an experienced corporate board director and executive for both public and private companies. She brings substantial experience in the financial services industry. She currently serves as a Qualified Audit Committee Financial Expert and audit committee chair of a publicly traded bank holding company.

Patricia Weiland – Ms. Weiland brings substantial experience in the financial services industry, having served as an executive officer to a financial services firm. She has experience with mutual funds, banking, wealth management, and trust services working in an executive capacity.

Lloyd Wennlund – Mr. Wennlund is a financial services executive with expertise in all aspects of asset management and broker-dealer functions. He brings extensive experience with respect to the operation of investment funds. He has served in key leadership roles, including as an independent director to a global asset management firm.

Interested Trustees:

Ryan Burns – Mr. Burns brings substantial experience in the financial services industry. He currently serves as the Head of Global Fund Services (Americas) for The Northern Trust Company.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the U.S. Securities and Exchange Commission, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on such person or on the Board of Trustees by reason thereof.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of all of the Independent Trustees of the Trust and chaired by Ms. Lilek. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of the independent registered public accounting firm for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and the Adviser and its affiliates and the possible effect of those services on the independence of those accountants. During the fiscal year ended March 31, 2024 the Audit Committee held two meetings.

Governance Committee. The Governance Committee is composed of all of the Independent Trustees of the Trust and is responsible for oversight of the governance of the Funds. The Governance Committee will make nominations for independent trustee membership on the Board when necessary and consider nominees for election to the Board made by shareholders if the nomination is made in accordance with the Trust’s policies regarding shareholder nominations, which are attached to this SAI as Appendix A, review periodically Board governance practices and procedures and, as well as, the responsibilities and charters of each committee of the Board. Ms. Weiland serves as Chair of the Governance Committee. During the fiscal year ended March 31, 2024 the Governance Committee held one meeting.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust as of

December 31, 2023, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
“Independent” Trustees
JoAnn S. Lilek	None	None
Patricia A. Weiland	None	None
Lloyd A. Wennlund	None	None
“Interested” Trustee
Ryan D. Burns	None	None

*	The Funds had not commenced operations as of December 31, 2024.

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To the Trust’s knowledge as of a recent date, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment Adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment Adviser or principal underwriter of the Trust.

Trustees’ Compensation

The Independent Trustees receive an annual retainer of $100,000 divided into four quarterly payments for their services as Independent Trustees of the Trust. The retainer includes six meetings per year, after six meetings the Independent Trustees are paid $2,500 for each additional meeting.

The following table sets forth the compensation paid to the Independent Trustees for the fiscal year ended March 31, 2024. During the fiscal year ended March 31, 2024, the Independent Trustees received an annual retainer of $50,000 divided into four quarterly payments for their services as Independent Trustees of the Trust. The retainer includes six meetings per year, after six meetings the Independent Trustees are paid $2,500 for each additional meeting. The Trust has no retirement or pension plans. Trustees who are deemed “Interested Trustees” of the Trust and the officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of the Adviser, Northern Trust, Foreside, or its affiliates.

Name of Trustee	Aggregate Compensation from the Fund*	Total Compensation from Trust and Fund Complex to be Paid to Trustee
JoAnn S. Lilek	$0	$50,000
Patricia A. Weiland	$0	$50,000
Lloyd A. Wennlund	$0	$50,000
Ryan D. Burns	$0	$0

*	Because the Funds have not yet commenced operations as of March 31, 2024, the Independent Trustees did not receive compensation from it during the last fiscal year.

The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to, amounts reasonably incurred in connection with the defense or disposition of any threatened, pending or contemplated action, suit or other proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal before any court or administrative or legislative or other body, in which they may be or may have been involved as a party or otherwise, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of their offices with the Trust, except if it is determined in the manner specified in the Trust’s Declaration of Trust, that they (i) have not acted in good faith, (ii) not to have acted in the reasonable belief that their actions were in or not opposed to the best interests of the Trust (iii) in the case of a criminal proceeding, to have had reasonable cause to believe his or her action was unlawful or (iv) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Additional Information

The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ Adviser, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This SAI has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither the Prospectus, this SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds have not yet commenced operations. As of the date of this SAI, no shareholders of record owned 5% or more of a class of the Funds’ outstanding shares. Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act.

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s Fundamental policies or the terms of the Investment Advisory Agreement with the Adviser. As of the date of this SAI, the Funds have not commenced operations, and therefore, the officers and trustees of the Trust as a group beneficially owned no shares of any class of the Funds.

THE INVESTMENT ADVISER, SUB-ADVISER AND ADMINISTRATOR

First Sentier Investors (US) LLC, located at 10 East 53rd Street, 21st Floor, New York, New York, 10022, acts as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust. The Adviser is 100% owned by the Mitsubishi UFJ Financial Group, Inc., therefore the Mitsubishi UFJ Financial Group, Inc. is a control person of the Adviser.

Stewart Investors is a semi-autonomous business and is a trading name of First Sentier Investors (US) LLC, First Sentier Investors (Australia) IM Limited, First Sentier Investors (UK) IM Limited, and their affiliates. These companies are collectively known as First Sentier Investors.

The Stewart Investors comprises investment professionals located in Edinburgh, London, Singapore and Sydney. Each team member is a generalist analyst first and foremost and is responsible for generating investment ideas and participates in all aspects of the investment process, including research, analysis, engagement, monitoring and voting decisions. Some team members have additional portfolio management responsibilities. Collectively the team aims to build portfolios of high quality companies which are well positioned to contribute to, and benefit from sustainable development.

First Sentier Investors (Australia) IM Ltd, located at Level 5, Tower Three International Towers Sydney, 300 Barangaroo Avenue, Barangaroo NSW 2000 Australia, serves as sub-adviser to the Stewart Investors Worldwide Leaders Fund pursuant to a separate sub-advisory agreement (the “Sub-Investment Management Agreement”) with the Adviser. First Sentier Investors (Australia) IM Ltd is an affiliate of the Adviser. First Sentier Investors (Australia) IM Ltd is 100% owned by the Mitsubishi UFJ Financial Group, Inc., therefore the Mitsubishi UFJ Financial Group, Inc. is a control person of First Sentier Investors (Australia) IM Ltd.

First Sentier Investors (UK) IM Limited, is located at 23 St Andrew Square, Edinburgh, EH2 1BB, United Kingdom has been engaged as sub-adviser to manage the investments of the Stewart Investors Global Emerging Markets Leaders Fund. First Sentier Investors (UK) Limited IM is a United Kingdom domiciled investment adviser regulated by the United Kingdom Financial Conduct Authority and registered with the SEC and is an affiliate of the Adviser. First Sentier Investors (UK) IM Limited is 100% owned by the Mitsubishi UFJ Financial Group, Inc., therefore the Mitsubishi UFJ Financial Group, Inc. is a control person of First Sentier Investors (UK) IM Limited.

Investment Management Agreement. Under the Investment Management Agreement the Adviser, at its expense, provides the Funds with investment advisory and related services and, together with the Administrator (as defined below), advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the conduct of business of the Trust and the Funds, and in addition, at its expense, provides the Funds with certain services necessary for the operation of the Funds.

[The Investment Management Agreement has been approved by the Board, including the Independent Trustees and by the initial shareholder of the Funds.] Information regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Funds’ first shareholder report following commencement of operations.

Management Fees. Under the Investment Management Agreement, the Adviser is required to provide the Funds with a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents, in the Funds, in accordance with the investment objective, policies and restrictions of the Funds, and to determine, for the Funds, what securities and other investments shall be purchased, retained or sold, subject always to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act, and to such policies and instructions as the Trustees may from time to time establish.

For the services provided to the Funds under the Investment Management Agreement, the Funds pay the Adviser a monthly fee based on a Fund’s average daily net assets of [ ]%.

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The Adviser oversees the investment advisory services provided to the Funds. Pursuant to the Sub-Investment Management Agreement, and under the supervision of the Adviser and the Board, First Sentier Investors (Australia) IM Ltd and First Sentier Investors (UK) IM Limited are responsible for the day-to-day investment management of the Funds. First Sentier Investors (Australia) IM Ltd and First Sentier Investors (UK) IM Limited are compensated by the Adviser from the management fees paid to the Adviser.

The amounts paid to First Sentier Investors (Australia) IM Ltd and First Sentier Investors (UK) IM Limited are based on the Adviser’s internal transfer pricing policy (discussed below). The percentage of compensation First Sentier Investors (Australia) IM Ltd [and First Sentier Investors (UK) IM Limited] receives from the Adviser will be approximately [ %] of the Funds’ average daily net assets, but is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change.

The Adviser is a multi-national business and is therefore required to apportion net profit or loss before tax among the countries where it conducts business in a manner that fairly reflects where the effort giving rise to the profit or loss takes place. This is called “transfer pricing” and is required to ensure that the Adviser pays appropriate taxes in countries where it conducts business. On a regular basis (quarterly or monthly) the Adviser analyzes the total revenues of the group of companies and apportions it among the various entities in the group based on a methodology that has been recommended by external auditors to comply with relevant tax regulations.

Currently the method of apportionment used is the “proportional weighted effort method.” This method uses remuneration of the individuals providing the service as a proxy for effort (the highest earner being 1 unit of effort and all others being a proportion of that). Revenue is apportioned around the jurisdictions by calculating the total effort spent on each Fund and then applying this by individuals’ locations. Based on the percentages calculated, the entity that has contracted with the Fund (client) will then pay out a portion of its revenue to the other jurisdictions.

After an initial two-year period, the Investment Management Agreement and Sub-Investment Management Agreement will continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Investment Management Agreement and Sub-Investment Management Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement and Sub-Investment Management Agreement may be terminated at any time, without penalty, by either party to the Investment Management Agreement and Sub-Investment Management Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

Expense Limitations and Waivers. The Adviser has contractually agreed to waive its fees payable under the Investment Management Agreement (but not below zero) and/or reimburse the Funds for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that a Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (as determined under generally accepted principles)) exceed the amounts shown below of a Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement, provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least [   ], 2026, and will automatically be extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust, or upon termination of the Investment Management Agreement.

Fund	Expense Cap (as a percentage of average daily net assets)
Stewart Investors Worldwide Leaders Fund	[	]%
Stewart Investors Global Emerging Markets Leaders Fund	[	]%

The Adviser makes available to the Trust, without additional expense to the Trust, investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.

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Under the Investment Management Agreement, the Adviser will pay all expenses incurred by it in connection with its activities. A Fund is responsible for all of its other expenses, which may include all brokers’ commissions and other charges relating to the purchase and sale of portfolio securities and other investments for its own account. A Fund shall pay its pro rata share of expenses of its operation related to the following: all charges of depositories, custodians and other agencies for the safekeeping and servicing of its cash, securities and other property and of its, transfer agents and registrars and its dividend disbursing and redemption agents, if any; all expenses in determination of daily price computations; all charges of legal counsel and of independent accountants; all compensation of independent Trustees and all expenses incurred in connection with their services to a Fund; all costs of borrowing money; all expenses of publication of notices and reports to its shareholders and to governmental bodies or regulatory agencies; all expenses of proxy solicitations of a Fund or of the Board of Trustees; all expenses of shareholder meetings; all expenses of typesetting of each Fund’s prospectuses and of printing and mailing copies of the prospectuses furnished to each then-existing shareholder or beneficial owner; all taxes and fees payable to federal, state or other governmental agencies, domestic or foreign; all stamp or other similar taxes; all expenses of printing and mailing certificates for shares of a Fund; all expenses of bond and insurance coverage required by law or deemed advisable by the Board of Trustees; all expenses of qualifying and maintaining qualification of shares of a Fund under the securities laws of such United States jurisdictions as the Trust may from time to time reasonably designate; and all expenses of maintaining the registration of the Trust under the 1933 Act and the 1940 Act.

The Investment Management Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder for any act or inaction of the Adviser relating to any event whatsoever, in the absence of bad faith, willful misfeasance or negligence, in the performance of, or the reckless disregard of, its duties or obligations.

The Investment Management Agreement may be terminated as to a Fund at any time (i) on [60] days’ written notice or (ii) upon material breach by a party of any representations or warranties set forth in the Investment Management Agreement, if such breach has not been cured within 20 days after written notice of such breach, in each case without the payment of any penalty, by the Trust (by vote of the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund) or by the Adviser. The Trust may terminate the Investment Management Agreement immediately if, in the reasonable judgment of the Trust, the Adviser becomes unable to discharge its duties and obligations under the agreement, including circumstances such as insolvency of the Adviser or other circumstances that could adversely affect the Funds. The Investment Management Agreement will immediately terminate in the event of its assignment.

Administrative Services. The Trust, on behalf of the Funds, has entered into a Fund Administration and Accounting Services Agreement with The Northern Trust Company (the “Administrator”), under which the Administrator provides Fund accounting and administrative services necessary for the operation of the Funds. The Administrator provides the Funds with office space. The Fund Administration and Accounting Services Agreement is terminable by any party at the end of its initial term or thereafter, at any time, by either party upon at least ninety days prior written notice to the other party.

Under the Administration and Accounting Services Agreement, the Funds will pay the Administrator out of its assets an annual fee based on a Fund’s aggregate net assets. On the first $[ ] million, a [ ]% fee shall apply; on the next $[ ]million, a [ ]% fee shall apply; on the next $[ ]million, a [ ]% fee shall apply, and over $[ ]billion, a [ ]% fee shall apply.

PORTFOLIO MANAGER

Other Accounts Managed. The following tables provide information about Funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of [ ].

Stewart Investors Worldwide Leaders Fund

Sashi Reddy

	Number of Accounts				Assets Under Management
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[	]	[	]	[	]	[	]
Other Pooled Investment Vehicles	[	]	[	]	[	]	[	]
Other Accounts	[	]	[	]	[	]	[	]

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Stewart Investors Global Emerging Markets Leaders Fund

Jack Nelson

	Number of Accounts				Assets Under Management
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[	]	[	]	[	]	[	]
Other Pooled Investment Vehicles	[	]	[	]	[	]	[	]

Material Conflicts of Interest.

Throughout this section entitled “Material Conflicts of Interest,” “Adviser” refers to both the Adviser, First Sentier Investors (Australia) IM Ltd, and First Sentier Investors (UK) IM Limited with respect to the Funds.

The following summarizes the policies of the Adviser for managing conflicts of interest. It is not intended to provide a comprehensive account of the processes and procedures the Adviser has adopted in connection with the management of conflicts of interest, but is instead intended to be a statement of principles through which the Adviser seeks to manage such potential conflicts. Conflicts of interest can arise where: (i) the interests of the Adviser conflicts with those of a client (firm vs. client conflicts) and (ii) the interests of one client of the Adviser conflicts with those of another of the Adviser’s clients (client vs. client conflicts). The Adviser has policies and arrangements in place to identify and manage conflicts of interest that may arise between the Adviser and its clients or between the Adviser’s different clients. The Adviser has a policy of independence that requires the Adviser’s staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail.

The Adviser places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department of the Adviser conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Firm vs. client conflicts

Connected entity investment decisions. The Adviser acts as manager, investment manager, advisor, general partner or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the Adviser may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the Adviser’s remuneration based thereon, the Adviser will at all times have regard to its obligations to each client, taking into account such clients’ investment restrictions and other relevant factors.

Investment as principal. The Adviser may from time to time take a long-term or short-term position in a client fund, in some cases to provide initial capital and establish a solid platform for the future growth of such client fund. The Adviser’s return on investment in a client fund will be determined by reference to the investment decisions the Adviser makes for such client fund. The Adviser’s policies require that all personal interests, relationships or arrangements, including those of its affiliated companies must be disregarded to ensure that the best interests of all clients are served.

Staff personal investments. Certain directors and employees of the Adviser or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Client vs. client conflicts

Aggregation of transactions in investments. The Adviser may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client’s exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

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Allocation of transactions in investments. Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Adviser’s clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. The Adviser’s policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients. The Adviser may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the Adviser or an affiliated company is the manager or investment manager (for example for a Fund of Funds).

The Adviser may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each client, on arms’ length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption requirements, and where the Adviser determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment.

The Adviser has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice. In providing the above set of principles through which the Adviser intends to manage any potential conflicts of interest, the Adviser intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure the Adviser makes no representation or warranty as to how they may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between the Adviser and any client.

Portfolio Manager Compensation. The portfolio manager’s compensation is comprised by the following three constitute parts:

1.	Base salary: Salaries are reviewed annually using the McLagan salary survey to ensure it remain competitive within the industry.

2.

Bonus (short-term incentive payment): The bonus is an annual award paid in cash. It is almost entirely quantitative in nature and is based on investment performance of client portfolios, measured over three- and five-year rolling periods, reflective of the investment teams longer-term investment approach. The portfolio manager is not only remunerated on the performance of portfolios for which he has specific responsibility relative to the benchmark, but also on the collective performance of the broader team portfolios (through the use of a composite of representative funds).

3.

Profit share (long-term incentive plan): The portfolio manager shares in the profits generated by the investment team, which forms the pool for the long-term incentive plan, which is allocated individually. Allocations granted under the plan vest after three years and at least 50% must be invested in the funds that the investment team manage. This is designed so that every team member has a significant part of their net worth invested in the team’s portfolios.

Ownership of Securities – Because the Funds have not commenced operations as of the date of this SAI, the Funds’ portfolio managers did not own any equity securities in the Funds as of that date.

BROKERAGE ALLOCATION AND OTHER PRACTICE

Throughout this section entitled “Brokerage Allocation and Other Practice,” “Adviser” refers to both the Adviser and First Sentier Investors (Australia) IM Ltd and First Sentier Investors (UK) IM Limited with respect to the Funds.

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.

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In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

Investment decisions for the Funds are made independently from those of other client accounts or mutual Funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual Funds. In such event, the position of the Funds and such client account(s) or mutual Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual Funds seek to acquire the same security as a Fund at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual Funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

As the Funds have not commenced operations, the Adviser has not direct the Funds’ brokerage transactions to a broker because of the receipt of research services. As the Funds have not commenced operations, the Funds have not acquire securities of its regular brokers or dealers.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual Funds whose affiliates make similar compensation available, over sale of shares of mutual Funds (or non-mutual Fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

DISTRIBUTION OF TRUST SHARES

Distributor and Distribution Contract

The Trust, on behalf of the Fund, has entered into a distribution agreement (the “Distribution Agreement”) under which Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, dba ACA Group (“Distributor”), with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, as agent, distributes the shares of the Funds on a continuous basis. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of either Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an

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agreement (the “Distribution Services Agreement”) with the Distributor under which it makes payments to the Distributor in consideration for certain distribution related services. The payments made by the Adviser to the Distributor under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify the Distributor against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by the Distributor, or those resulting from the willful misfeasance, bad faith or negligence of the Distributor, or the Distributor’s breach of confidentiality.

SHARE PURCHASES AND REDEMPTIONS

The Trust reserves the right to involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to a Fund and its shareholders or the Transfer Agent. Additionally, subject to applicable law, the Trust reserves the right to involuntarily redeem an account at a Fund’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or in other circumstances where redemption is determined to be in the best interest of the Trust and its shareholders.

The Trust, Northern Trust and their agents also reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

Other Information Regarding Purchases and Redemptions

The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Funds as it does not have access to the information necessary to assess your financial situation.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus and this SAI) regarding (i) the timing of purchase or redemption orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling [ ] (toll free) or [ ].

Shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Funds, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Funds may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Share purchases are accepted subject to collection of checks at full value and conversion into federal Funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal Funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal Funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal Funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

You may connect your Fund account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See “Signature Guarantee” below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of a Fund through a broker in a “street name” account or in other omnibus accounts.

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Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a “medallion” signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus. Shareholders should contact the Trust’s transfer agent for additional details regarding the Trust’s signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust’s transfer agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

REGULAR MAIL

Stewart Investors Funds

c/o The Northern Trust Company

PO Box 4766

Chicago, IL 60680-4766

OVERNIGHT OR EXPRESS MAIL

Stewart Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

Transfer on Death Registration. The Trust may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registration.

Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher minimum investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

DETERMINATION OF NET ASSET VALUE

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual Fund investments will be valued at the most recently calculated (current day) NAV. In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the Fund accountant will contact the Adviser and ask them to provide an alternative source, such as a broker who covers the security and can provide a daily market quotation. Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the Adviser’s Fair Value Committee using the following procedures approved by the Board.

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Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

A significant event is defined as an event that has materially affected the value of a Fund’s securities. When determining whether a significant event has occurred, there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for a Fund’s NAV calculation. There also should be a reasonably high degree of certainty regarding how the event has affected the value of the securities. In addition, the need to assess the impact of any significant events arises only when the event occurs after the close of the relevant market or cessation of trading in the particular security but before a Fund’s closing (normally 4:00pm ET). Any significant event that occurs while trading is ongoing in the affected security prior to a Fund’s closing will be reflected in its market price.

Once it has been determined that a significant event has taken place, the Adviser’s Fair Value Committee will make a determination of the fair value price for the impacted securities. A list of factors that may be relevant in determining the value of securities include: type of security, financial statements, cost basis; fundamental analytical data relating to the investment and the market; nature and duration of any restrictions on disposition of the securities; forces that influence the market in which the securities are purchased or sold; discount from market value for unrestricted securities of the same class from the same issuer at the time of purchase for restricted securities; existence of registration rights on restricted securities; existence of merger proposals or tender offers or other types of “exit” strategies that could affect the value of the securities; volume and depth of public trading in similar securities of the issuer or similar companies; expectation of additional news about the company, expectation of court action, market activity, or government intervention; past experience and other market and industry factors/information available; conventional wisdom regarding the long-term outlook of the issuer and other relevant information.

REDEMPTION IN KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions or taxes, on the sale or other disposition of the securities received from the Funds. A redemption in generally a taxable event for shareholders, regardless of whether the redemption in satisfied in cash or in kind.

TAXES

The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. In addition, the Biden Administration has announced that it is contemplating legislation that may result in significant changes to the Code, which could potentially have retroactive effect. These changes may significantly alter the after-tax return of a Fund’s shareholders. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

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Taxation of the Funds

The Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund intend to elect to be treated as regulated investment companies (“RICs”) under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things:

1)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

2)

diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, qualified publicly traded partnerships will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, a Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under the Code.

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim reFunds on a properly-filed

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U.S. tax return to the extent the credit exceeds such liabilities. If the Funds make this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance the Funds will, make this designation if they retain all or a portion of their net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses, the Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year. If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend generally to make distributions sufficient to avoid the imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income.

The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

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A dividend paid to shareholders in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in derivatives generally is not eligible for treatment as qualified dividend income.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed Funds)). The Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by a Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares.

Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.

Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. See the Funds’ Prospectus for more information.

Tax Implications of Certain Fund Investments

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The termination of a Fund’s obligation under an option other than through the exercise of the option will result in gain or loss, depending on whether the premium income received by a Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Subject to certain exceptions, some of which are described below, such gain or loss generally will be short-term. Thus, for example, if an option written by a Fund expires unexercised, a Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Funds over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Funds will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Funds’ income, will depend upon which of the permitted accrual methods the Fund elects.

If the Funds hold the foregoing kinds of obligations, or other obligations subject to special rules under the Code, they may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Funds to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

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At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation; when a Fund may cease to accrue interest, OID or market discount; when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Mortgage-Related Securities. The Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a real estate investment trust or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by the Funds in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by the Funds in certain “passive foreign investment companies” (“PFICs”) could potentially subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing Fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.

Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Book-Tax Differences. Certain of the Funds’ investments in derivative instruments and foreign currency-denominated instruments, and any of the Funds’ transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, a Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income, if any), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

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Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Taxation

Income, proceeds and gains received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by a Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if the Funds were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Foreign Shareholders

Distributions by the Funds to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Funds as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

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In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The Funds are permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. The Funds have chosen not to apply the withholding exemption to qualifying Fund distributions made to direct shareholders but may provide the reporting to such shareholders. In this case, a shareholder may be able to reclaim such withholding tax directly from the IRS.

If shareholders hold Fund shares through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the Fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.

This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund distributions. Please consult your tax advisor for more information about these rules.

Distributions by the Funds to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Foreign shareholders with respect to whom income from the Funds is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Funds at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

34

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Funds to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Funds may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Funds pay. If a payment by the Funds is subject to FATCA withholding, the Funds are required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Funds could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single taxable year, or $4 million in any combination of taxable years, or a corporate shareholder recognizes $10 million or more in a taxable year, or $20 million in any combination of taxable years, the shareholder must file with the IRS a disclosure statement on Form 8886.

Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Funds, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

CUSTODIAN

The Northern Trust Company (the “Custodian”), PO Box 4766, Chicago, IL 60680-4766, is the custodian of the assets of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. The Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.

TRANSFER AGENT

The Northern Trust Company (the “Transfer Agent”), PO Box 4766, Chicago, IL 60680-4766, is the Trust’s registrar, transfer agent, and dividend disbursing agent. The Transfer Agent processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[    ] , the Trust’s independent registered public accounting firm, provides audit services to the Trust. An affiliate of [    ] provides tax compliance and tax consulting services to the Trust. [    ]’s address is [    ].

35

CODE OF ETHICS

The Trust, the Adviser and Foreside Financial Group, LLC (d/b/a ACA Group), on behalf of the Distributor, an unaffiliated principal underwriter of the Trust, have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Adviser will vote proxies based on its view of what is best for the long-term investors in the companies in question. The Adviser maintains written policies and procedures regarding proxy voting and makes appropriate disclosures about its proxy policy and practice. The policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Voting Guidelines

The Adviser will vote proxies in accordance with its view of the long term best interests of the company’s shareholders, which, in the Adviser’s view, is in the best interests of its clients. In the absence of specific voting guidelines from a client, the Adviser’s policy is to vote all proxies from a specific issuer the same way for all clients.

The Funds will file Form N-PX, with the Funds’ complete proxy voting record for the most-recent twelve months ended June 30. The Funds’ Form N-PX is available without charge, upon request, by calling toll-free [ ] (toll free) or [ ] and on the SEC’s web site at www.sec.gov.

LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Trust’s Declaration of Trust provides for indemnification out of the relevant Funds’ property for all loss and expense of any shareholder held personally liable for the obligations of such Funds. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

FINANCIAL STATEMENTS

The Funds’ audited financial statements will be incorporated by reference herein after each March 31 fiscal year end once the Funds commences operations.

36

APPENDIX A

Nominating Procedures

The Committee will recommend qualified candidates to the Board as the need arises. Recommendations to the Board shall be accompanied by a report outlining the skills, experiences and attributes considered by the Committee in evaluating the candidate. The report should be accompanied by a Trustee and Officer Questionnaire completed by the candidate. Should a shareholder of the Trust wish to present one or more candidates for Trustee of the Trust for consideration by the Governance Committee, the Secretary of the Trust will forward the shareholder communication to the Chairperson of the Committee for evaluation.

Each signed written request shall contain the following information:

(a)	Name and address of the shareholder (or if a group of shareholders, the names and addresses of each member of the group of shareholders) submitting the candidate(s);

(b)	The number of shares owned by the shareholder (or group of shareholders) submitting the candidate(s);

(c)	The Fund or Funds of the Trust which are the issuer(s) of these shares;

(d)	If the shares are owned indirectly through a broker or other record owner, the name(s) of such broker or other record owner;

(e)

Whether the shareholder (or if a group of shareholders, each member of the group) and the candidate or candidates that the shareholder is proposing consent to being identified in any proxy statement utilized in connection with the election of Trustees;

(f)

The name or names of the candidate(s) for Trustee that the shareholder is proposing, together with comprehensive and appropriate background information about the candidate(s) to permit an evaluation against the criteria set forth in Exhibit A; and

(g)

A representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence, that the Governance Committee may request.

37

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation.

	(i)	Agreement and Declaration of Trust dated February 28, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(ii)	Amended and Restated Agreement and Declaration of Trust dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(iii)	First Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 5, 2023 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 9 dated February 15, 2024 is hereby incorporated by reference.

	(iv)	Second Amendment to the Amended and Restated Agreement and Declaration of Trust dated February 27, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

	(v)	Third Amendment to the Amended and Restated Agreement and Declaration of Trust dated August 27, 2024 which is filed herewith.

(b)	By-Laws.

	(i)	By-Laws dated February 28, 2020 which were filed as an Exhibit to the Registrant’s Form N-1A dated May 13, 2022 is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

	(i)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust

	(ii)	Article 9 (Issuance of Shares and Share Certificates) of the Amended & Restated By-laws

(d)	Investment Advisory Contracts.

	(i)	Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(ii)	Amended Schedule A dated November 8, 2022 to the Investment Management Agreement between the Registrant and Polar Capital LLP which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(iii)	Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital International Small Company Fund, dated June 25, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

	(iv)	Investment Management Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P. which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

	(v)	Investment Sub-Advisory Agreement between Polar Capital LLP and Polar Capital (America) Corporation, on behalf of the Polar International Small Company Fund, dated September 6, 2024 which was filed to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

	(vi)	Investment Management Agreement between the Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated [ ], 2024 to be filed by amendment.

	(vii)	Investment Sub-Advisory Agreement between First Sentier Investors (US) LLC and First Sentier Investors (Australia) IM Ltd, on behalf of the Stewart Investors Worldwide Leaders Fund, dated [ ], 2024 to be filed by amendment.

	(viii)	Investment Sub-Advisory Agreement between First Sentier Investors (US) LLC and First Sentier Investors (UK) IM Limited, on behalf of the Stewart Investors Global Emerging Markets Leaders Fund, dated [ ], 2024 to be filed by amendment.

(e)	Underwriting Contracts.

	(i)	Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated March 3, 2020 and Form of Dealer Agreement which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

	(ii)	First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

	(iii)	Novation of Distribution Agreement between the Registrant and Foreside Financial Services, LLC was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(iv)	First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated November 8, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(v)	Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated April 8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

	(vi)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated May 22, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

	(vii)	Fourth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated [ ], 2024 to be filed by amendment.

	(viii)	Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

	(ix)	First Amendment to Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

	(x)	Distribution Services Agreement between Brandes Investment Partners, L.P. and Foreside Financial Services, LLC dated July 1, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A dated August 5, 2024 is hereby incorporated by reference.

	(xi)	Distribution Services Agreement between First Sentier Investors (US) LLC and Foreside Financial Services, LLC dated [ ], 2024 to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement.

	(i)	Custody Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(ii)	First Amended Schedule B to the Custody Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

	(iii)	Second Amended Schedule B to the Custody Agreement between the Registrant and The Northern Trust Company dated November 9, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(iv)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

	(v)	Amended Schedule B to the Custody Agreement between the Registrant and The Northern Trust Company dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

	(vi)	Amended Schedule B to the Custody Agreement between the Registrant and The Northern Trust Company dated [ ], 2024 to be filed by amendment.

(h)	Other Material Contracts.

	(i)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(ii)	First Amended Schedule A to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

	(iii)	Second Amended Schedule A to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated November 9, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(iv)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

	(v)	Amended Schedule A to the Amended and Restated Transfer Agency and Service Agreement dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

	(vi)	Amended Schedule A to the Amended and Restated Transfer Agency and Service Agreement dated [ ], 2024 to be filed by amendment.

	(vii)	Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

	(viii)	First Amendment to the Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated August 5, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

	(ix)	Expense Limitation Agreement between Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(x)	Amended Expense Limitation Agreement between Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated December 1, 2020 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 3 dated July 28, 2021 is hereby incorporated by reference.

(xi)	Second Amended and Restated Expense Limitation Agreement between Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated July 13, 2021 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 3 dated July 28, 2021 is hereby incorporated by reference.

(xii)	First Amended Schedule A to the Second Amended and Restated Expense Limitation Agreement between the Registrant and Polar Capital LLP, on behalf of the Funds, dated November 8, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(xiii)	Expense Limitation Agreement between Registrant and Polar Capital, LLP, on behalf of Polar Capital International Small Company Fund, dated June 25, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(xiv)	Expense Limitation Agreement between Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P., dated May 1, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(xv)	Expense Limitation Agreement between Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated [ ], 2024 to be filed by amendment.

(xvi)	Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(xvii)	First Amended Schedule D to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(xviii)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated November 9, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(xix)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(xx)	Amended Schedule A and D to the Amended Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(xxi)	Second Amended Schedule D to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated [ ], 2024 to be filed by amendment.

(xxii)	Fund of Funds Investment Agreement between the Registrant and Fidelity Rutland Square Trust II dated June 26, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 15 dated August 5, 2024 is hereby incorporated by reference.

	(xxiii)	Securities Lending Authorization Agreement between the Registrant and The Northern Trust Company dated July 12, 2024 which was field as an Exhibit to the Registrant’s Post-Effective Amendment No. 15 dated August 5, 2024 is hereby incorporated by reference.

	(xxiv)	Investment Advisory Fee Waiver Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Brandes Core Plus Fixed Income Fund, dated May 22, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 15 dated August 5, 2024 is hereby incorporated by reference.

	(xxv)	Fund Risk Management and Oversight Agreement between the Registrant on behalf of the Polar International Small Company Fund and Carne Global Financial Services (US) LLC dated August 27, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

	(xxvi)	Power of Attorney for Ryan D. Burns which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(xxvii)	Power of Attorney for JoAnn S. Lilek which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(xxviii)	Power of Attorney for Patricia A. Weiland which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(xxix)	Power of Attorney for Lloyd A. Wennlund which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(i)	Legal Opinion and Consent.

	(i)	Legal Opinion and Consent of Ropes & Gray LLP as to the Polar Capital Emerging Market Stars Fund, which was filed as an Exhibit to the Registrant’s Form N-1A filed on August 21, 2020, is hereby incorporated by reference.

	(ii)	Legal Opinion and Consent of Ropes & Gray LLP as to the Polar Capital Emerging Market ex-China Stars Fund, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

	(iii)	Legal Opinion and Consent of Ropes & Gray LLP as to the Polar Capital International Small Company Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

	(iv)	Legal Opinion and Consent of Ropes & Gray LLP as to the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, Brandes Core Plus Fixed Income Fund, and Brandes Separately Managed Account Reserve Trust, which was filed as an Exhibit to the Registrant’s Form N-14 filed on March 13, 2024 is hereby incorporated by reference.

	(v)	Legal Opinion and Consent of Ropes & Gray LLP as to the Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund to be filed by amendment.

(j)	Other Opinions.

	(i)	Consent of independent registered public accounting firm to be filed by amendment.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements.

(i) Subscription Agreement between the Registrant and the Initial Investor of the Polar Capital Emerging Market Stars Fund, which was filed as an Exhibit to the Registrant’s Form N-1A filed on August 21, 2020, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan.

(i) Rule 12b-1 Plan adopted on December 5, 2023, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(ii) Shareholder Services Plan adopted on December 5, 2023, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

	(i)	Rule 18f-3 Plan adopted on December 5, 2023, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics.

	(i)	Registrant’s Code of Ethics dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

	(ii)	Polar Capital LLP’s Code of Ethics dated 2023 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 27, 2023 is hereby incorporated by reference.

	(iii)	Foreside Financial Services, LLC’s Code of Ethics dated December 31, 2022 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 27, 2023 is hereby incorporated by reference.

	(iv)	Brandes Investment Partners, L.P.’s Code of Ethics dated February 2023 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

	(v)	Polar Capital (America) Corporation’s Code of Ethics dated 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

	(vi)	First Sentier Investors (US) LLC’s Code of Ethics dated [ ] to be filed by amendment.

	(vii)	First Sentier Investors (Australia) IM Ltd’s Code of Ethics dated [ ] to be filed by amendment.

	(viii)	First Sentier Investors (UK) IM Limited’s Code of Ethics dated [ ] to be filed by amendment.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser.

Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-64644. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037, is registered as an investment adviser. Additional information about the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-24896. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

First Sentier Investors (US) LLC, 10 East 53rd Street, 21st Floor, New York, New York 10022, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information, filed herewith, and the adviser’s Form ADV, file number 801-93167. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

With respect to the investment subadviser, Polar Capital (America) Corporation, 17 Old Kings Highway South, Darien, Connecticut 06820, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the subadviser’s Form ADV, file number 801-71922. Neither the subadviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

With respect to the investment subadviser, First Sentier Investors (Australia) IM Ltd, Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Bangaroo, New South Wales, 2000, Australia, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the subadviser’s Form ADV, file number 801-73006. Neither the subadviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

With respect to the investment subadviser, First Sentier Investors (UK) IM Limited, 23 Street Andrew Square, Edinburgh, EH2 1BB, United Kingdom, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the subadviser’s Form ADV, file number 801-106688. Neither the subadviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter

Item 32(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust

2.	2nd Vote Funds

3.	AAMA Equity Fund, Series of Asset Management Fund

4.	AAMA Income Fund, Series of Asset Management Fund

5.	Advisers Investment Trust

6.	AG Twin Brook Capital Income Fund

7.	AltShares Trust

8.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds

9.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds

10.	Aristotle Funds Series Trust

11.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)

12.	Bow River Capital Evergreen Fund

13.	Constitution Capital Access Fund, LLC

14.	Datum One Series Trust

15.	Diamond Hill Funds

16.	Driehaus Mutual Funds

17.	FMI Funds, Inc.

18.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)

19.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)

20.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV

21.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV

22.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV

23.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV

24.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV

25.	Inspire International ETF, Series of Northern Lights Fund Trust IV

26.	Inspire Momentum ETF, Series of Northern Lights Fund Trust IV

27.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV

28.	Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV

29.	Macquarie Energy Transition ETF, Series of Macquarie ETF Trust

30.	Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust

31.	Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust

32.	Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust

33.	Meketa Infrastructure Fund

34.	Nomura Alternative Income Fund

35.	PPM Funds

36.	Praxis Mutual Funds

37.	Primark Meketa Private Equity Investments Fund

38.	SA Funds – Investment Trust

39.	Sequoia Fund, Inc.

40.	Simplify Exchange Traded Funds

41.	Siren ETF Trust

42.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust

43.	TCW ETF Trust

44.	Zacks Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer A. Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s administrator, transfer agent, fund accounting agent, and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; the Registrant’s distributor, Foreside Financial Services, LLC, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom for certain records of the Funds advised by Polar Capital LLP; Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037 for certain records of the Funds advised by Brandes Investment Partners, L.P; Polar Capital (America) Corporation, 17 Old Kings Highway South, Darien, Connecticut 06820 Funds subadvised by Polar Capital (America) Corporation, First Sentier Investors (US) LLC, 10 East 53rd Street, 21st Floor, New York, New York 10022 for certain records of the Funds advised by First Sentier (US) LLC, First Sentier Investors (Australia) IM Ltd, Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Bangaroo, New South Wales, 2000, Australia for certain records of the Funds subadvised by First Sentier Investors (Australia) IM Ltd, and First Sentier Investors (UK) IM Limited, 23 Street Andrew Square, Edinburgh, EH2 1BB, United Kingdom for certain records of the Funds subadvised by First Sentier Investors (UK) IM Limited.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 13th day of November, 2024.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan	President (Principal Executive Officer)	November 13, 2024
Barbara J. Nelligan

Ryan D. Burns	Trustee	November 13, 2024
Ryan D. Burns*

JoAnn S. Lilek	Trustee	November 13, 2024
JoAnn S. Lilek*

Patricia A. Weiland	Trustee	November 13, 2024
Patricia A. Weiland*

Lloyd A. Wennlund	Trustee	November 13, 2024
Lloyd A. Wennlund*

/s/ Tracy L. Dotolo	Treasurer (Principal Financial Officer)	November 13, 2024
Tracy L. Dotolo

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

(a)(v)	Third Amendment to the Amended and Restated Agreement and Declaration of Trust